Advances From Federal Home Loan Bank (FHLB) And Other Borrowings Federal Home Loan Bank Advance Prepayments (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Payments of FHLBank Borrowings, Financing Activities	$ 0